Other financing arrangements - Additional Information (Detail)	1 Months Ended
	Dec. 31, 2021 USD ($) TEU vessel	Nov. 30, 2021 USD ($) vessel TEU	Oct. 31, 2021 USD ($) TEU vessel	Sep. 30, 2021 TEU	Aug. 31, 2021 USD ($) TEU vessel	Jun. 30, 2021 USD ($) vessel TEU	May 31, 2021 USD ($) vessel TEU	Apr. 30, 2021 USD ($) TEU vessel	Mar. 31, 2021 USD ($) TEU	Feb. 28, 2021 TEU	Jan. 31, 2021 USD ($) TEU vessel	Nov. 30, 2020 USD ($) vessel TEU	Oct. 31, 2020 USD ($) TEU vessel	Sep. 30, 2020 USD ($) vessel TEU	Apr. 30, 2020 USD ($) vessel TEU	Jan. 31, 2018 USD ($) TEU vessel	Mar. 31, 2015 USD ($) vessel	Mar. 31, 2012 USD ($) TEU	Dec. 31, 2020
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU		12,200		12,200						12,000
Number of vessels at a pre-determined purchase price | vessel			4
Weighted average rate of interest, including the margin	3.08%																		3.12%
COSCO Faith - 13100 TEU vessel
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU																		13,100
Financing from counterparty | $																		$ 109,000,000
Terms of leases																		12 years
Amount of option to purchase the vessel from the lessor | $																		$ 1
Prepayment on remaining balances of lease term | $																		$ 48,316,000
COSCO Faith - 13100 TEU vessel | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																		3.00%
Leases for three 4500 TEU vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | vessel																	4,500
Terms of leases																	5 years
Lease financing, number of vessels | vessel																	3
Refinancing from counterparty | $																	$ 150,000,000
11000 TEU Newbuilding Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU									11,000		11,000		11,000			11,000
Financing from counterparty | $									$ 83,700,000							$ 420,750,000
Terms of leases																17 years
Prepayment on remaining balances of lease term | $											$ 69,166,000		$ 71,084,000
Lease financing, number of vessels | vessel											1		1			5
11000 TEU Newbuilding Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																3.30%
Leases for four 12000 TEU vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU															12,000
Financing from counterparty | $															$ 337,732,000
Terms of leases															10 years
Lease financing, number of vessels | vessel															4
Leases for four 12000 TEU vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage															2.75%
Leases for Two 13000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU														13,000
Financing from counterparty | $														$ 138,225,000
Terms of leases														10 years
Lease financing, number of vessels | vessel														2
Leases for Two 13000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage														2.75%
Leases for Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU												12,000
Financing from counterparty | $												$ 158,400,000
Lease payments include an interest component based on three month LIBOR plus margin percentage												2.75%
Lease financing, number of vessels | vessel												2
Leases for Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Terms of leases												10 years			10 years
Leases for Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Terms of leases												12 years
Leases For Three Vessels Between 10,000 And 13,100 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels | vessel								3
Refinancing from counterparty | $								$ 235,000,000
Leases For Three Vessels Between 10,000 And 13,100 TEU | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage								2.75%
Leases For Three Vessels Between 10,000 And 13,100 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU								10,000
Terms of leases								96 months
Leases For Three Vessels Between 10,000 And 13,100 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU								13,100
Terms of leases								162 months
Leases For Three 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU								12,200
Financing from counterparty | $								$ 243,000,000
Terms of leases								12 years
Lease financing, number of vessels | vessel								3
Leases For Three 12200 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage								2.95%
Leases For Two 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU							12,200
Financing from counterparty | $							$ 162,000,000
Terms of leases							10 years
Lease financing, number of vessels | vessel							2
Leases For Two 12200 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage							2.95%
Leases For Six 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU			7,000
Financing from counterparty | $			$ 445,000,000
Lease financing, number of vessels | vessel			6
Leases For Six 7000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage			2.45%
Leases For Eight Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $						$ 895,320,000
Lease financing, number of vessels | vessel						8
Leases For Eight Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage						2.80%
Leases For Eight Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU						160,000
Leases For Eight Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU						24,000
Leases For Six 15500 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU					15,500
Financing from counterparty | $					$ 661,826,000
Lease financing, number of vessels | vessel					6
Leases For Six 15500 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage					2.50%
Leases For Six 15000 TEU And Four 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $		$ 889,141,000
Leases For Six 15000 TEU And Four 7000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage		2.45%
Leases For Six 15000 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU		15,000
Lease financing, number of vessels | vessel		6
Leases For Four 7000 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU		7,000
Lease financing, number of vessels | vessel		4
Leases For Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU	12,000
Financing from counterparty | $	$ 169,500,000
Lease financing, number of vessels | vessel	2
Leases For Two 12000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage	1.80%
Lease For One 13100 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU							13,100
Repayment upon early termination of sale leaseback financing arrangement | $							$ 59,300,000